LONG-TERM OBLIGATIONS MATURITY TABLE (Details) $ in Millions	Dec. 31, 2016 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 13.6
2018	4.7
2019	4.4
2020	304.0
2021	1,262.6
Thereafter	1.1
Total	1,590.4
Debt Issuance Costs, Net	(17.5)
Long-term debt	$ 1,572.9